Income per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 9: Income per Common Share

The table below shows the presentation of basic and diluted income per common share for the periods indicated:

	Three months ended
	March 31,
(dollars in thousands, except per share data)	2015	2014
Net income	$649	$266
Preferred stock dividends	(31)	(31)
Net income available to common shareholders (numerator)	$618	$235
BASIC
Basic average common shares outstanding (denominator)	4,112,379	4,090,844
Basic income per common share	$0.15	$0.06
DILUTED
Average common shares outstanding	4,112,379	4,090,844
Dilutive effect of common stock equivalents	116,014	42,274
Diluted average common shares outstanding (denominator)	4,228,393	4,133,118
Diluted income per common share	$0.15	$0.06

Common stock equivalents outstanding that are anti-dilutive and thus excluded from calculation of diluted number of shares presented above	110,463	111,458

Note 18: Income per Common Share

The table below shows the presentation of basic and diluted income (loss) per common share for the years ended:

	December 31,
(dollars in thousands, except per share data)	2014	2013	2012
Net income	$10,412	$1,961	$1,621
Preferred stock dividends	(126)	(165)	(616)
Net income available to common shareholders (numerator)	$10,286	$1,796	$1,005
BASIC
Basic average common shares outstanding (denominator)	4,073,077	4,036,291	3,269,835
Basic income per common share	$2.53	$0.44	$0.31
DILUTED
Average common shares outstanding	4,073,077	4,036,291	3,269,835
Dilutive effect of common stock equivalents	81,203	40,179	-
Diluted average common shares outstanding (denominator)	4,154,280	4,076,470	3,269,835
Diluted income per common share	$2.48	$0.44	$0.31

Common stock equivalents outstanding that are anti-dilutive and thus excluded from calculation of diluted number of shares presented above	110,463	479,971	514,727